Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Not For Own Use [Abstract]
Real estate	R$ 1,133,572	R$ 1,120,434
Vehicles and similar	223,051	231,105
Machinery and equipment	362	585
Other	41	1,206
Total	R$ 1,357,026	R$ 1,353,330